Prepayments, deposits and other assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, deposits and other assets

Prepayments, deposits and other assets consisted of the following:

	Years ended March 31,
	2020	2019

Advances to suppliers	$57,875	$62,151
Rental deposits	7,545	8,326
Prepaid expense	13,642	53,409
Other receivables, net of allowance of $15,532	61,955	63,884
	$141,017	$187,770